Other Assets	12 Months Ended
Dec. 31, 2021
Other Assets [Abstract]
Other Assets
Note  9.     Other Assets
Other assets (current and long-term) as of December 31, 2021 and 2020 are as follows (in thousands):

	December 31, 2021	December 31, 2020
Other current assets:
Non-trade receivables	$6,767	$3,448
Deferred offering costs	—	2,093
Executive note receivable	—	4,659
Inventory	530	384

Total other current assets	$7,297	$10,584

Other assets:
Security deposit	$4,059	$3,622
Corporate tax receivable	3,886	1,256
Sales tax receivable	623	3,042
Contract costs	1,751	1,576

Total other assets	$10,319	$9,496